S-K 1602(c) Dilution	Feb. 05, 2026 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Amount of Dilution, per Share	7.03
Net Tangible Book Value, Adjusted, per Share	$ 2.97
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,192)
Net Tangible Book Value, Amount of Dilution | $	226,337,500
Net Tangible Book Value, Adjusted | $	$ 216,956,219
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,852,917
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	30,866,667
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.04
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.03
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	0
Net Tangible Book Value, Amount of Dilution, per Share	0.11
Net Tangible Book Value, Adjusted, per Share	$ 9.89
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,192)
Net Tangible Book Value, Amount of Dilution | $	226,337,500
Net Tangible Book Value, Adjusted | $	$ 956,219
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,852,917
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,366,667
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.11
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.89
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.11
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.89
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (225,000,000)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	29,911
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	29,911
Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(9,000,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	0
Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(391,000)
Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (391,000)
Ordinary shares forfeited if overallotment is not exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,136,250)
Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,136,250)
Ordinary shares offered and sale ofplacement shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	22,500,000
Ordinary shares offered and sale ofplacement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	22,500,000
Ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(22,500,000)
Placement shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	650,000
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	650,000